THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.9%

	Shares	Value

BRAZIL — 4.9%
Dexco	366,039	$571,105
TIM	215,173	756,562

		1,327,667

CHINA — 19.9%
Baidu, Cl A *	42,292	547,564
China International Capital, Cl H	465,803	553,674
China Mengniu Dairy	243,253	538,980
Great Wall Motor, Cl H	689,712	679,096
Haier Smart Home, Cl H	305,057	861,988
JD.com, Cl A	46,376	522,942
Ping An Insurance Group of China, Cl H	164,328	690,760
Tingyi Cayman Islands Holding	531,701	529,435
Xinyi Glass Holdings	612,089	507,437

		5,431,876

COLOMBIA — 1.9%
Bancolombia ADR	16,688	525,004

HONG KONG — 6.6%
ASMPT	61,457	593,083
Hang Lung Properties	647,976	752,274
Sino Biopharmaceutical	1,289,545	465,315

		1,810,672

HUNGARY — 2.3%
OTP Bank Nyrt	13,281	615,385

INDIA — 5.1%
IndusInd Bank	43,288	799,146
UPL	93,600	605,688

		1,404,834

MALAYSIA — 4.6%
Petronas Chemicals Group	367,237	524,896
Public Bank	776,235	719,584

		1,244,480

MEXICO — 2.0%
Fibra Uno Administracion ‡	322,271	547,307

SAUDI ARABIA — 3.1%
Saudi National Bank	78,034	842,731

SOUTH AFRICA — 2.7%
Sibanye Stillwater	623,727	751,678

SOUTH KOREA — 16.5%
Amorepacific	9,986	880,865
HL Mando	19,441	510,341
Korea Investment Holdings	12,542	575,881
Shinhan Financial Group	25,788	790,147
SK Hynix	10,186	1,020,033
SK Telecom	19,434	730,692

		4,507,959

TAIWAN — 16.5%
Bizlink Holding	109,282	804,235
Cathay Financial Holding	504,995	710,139
Hiwin Technologies	146,420	1,027,735
Largan Precision	8,573	679,708
MediaTek	42,116	1,299,600

		4,521,417

THAILAND — 5.4%
Kasikornbank	183,527	621,617
Thai Union Group, Cl F	2,010,204	861,419

		1,483,036

COMMON STOCK — (continued)

	Shares	Value
VIETNAM — 2.4%
Vietnam Dairy Products JSC	237,907	$651,253

TOTAL COMMON STOCK (Cost $27,249,620)		25,665,299

PREFERRED STOCK — 2.8%

BRAZIL — 2.8%
Banco Bradesco (A)	249,285	772,852

TOTAL PREFERRED STOCK (Cost $685,357)		772,852

TOTAL INVESTMENTS— 96.7% (Cost $27,934,977)		$26,438,151

Percentages are based on Net Assets of $27,350,367.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

Cl — Class

JSC — Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 73.8%

	Face Amount	Value

COMMUNICATION SERVICES — 4.2%
CCO Holdings
7.375%, 03/01/2031 (A)	$750,000	$757,969
4.750%, 03/01/2030 (A)	1,000,000	888,607
CSC Holdings
11.750%, 01/31/2029 (A)	250,000	253,932
4.625%, 12/01/2030 (A)	1,000,000	511,131
4.125%, 12/01/2030 (A)	750,000	541,875
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	880,060

		3,833,574

CONSUMER DISCRETIONARY — 8.2%
Adient Global Holdings
8.250%, 04/15/2031 (A)	1,000,000	1,056,095
Allied Universal Holdco
4.625%, 06/01/2028 (A)	125,000	112,633
Caesars Entertainment
6.500%, 02/15/2032 (A)	500,000	505,530
Goodyear Tire & Rubber
5.625%, 04/30/2033	1,000,000	904,823
GTCR W-2 Merger Sub
7.500%, 01/15/2031 (A)	250,000	259,705
Ken Garff Automotive
4.875%, 09/15/2028 (A)	600,000	561,042
Lithia Motors
4.375%, 01/15/2031 (A)	500,000	448,328
3.875%, 06/01/2029 (A)	250,000	224,375
PetSmart
7.750%, 02/15/2029 (A)	500,000	483,341
Raising Cane’s Restaurants
9.375%, 05/01/2029 (A)	250,000	267,877
Tenneco
8.000%, 11/17/2028 (A)	1,250,000	1,088,912
Upbound Group
6.375%, 02/15/2029 (A)	1,500,000	1,430,130

		7,342,791

CONSUMER STAPLES — 4.1%
Ashton Woods USA
6.625%, 01/15/2028 (A)	250,000	246,313
4.625%, 04/01/2030 (A)	500,000	452,530
Darling Ingredients
6.000%, 06/15/2030 (A)	1,000,000	993,832
Energizer Holdings
6.500%, 12/31/2027 (A)	50,000	49,772
STL Holding
7.500%, 02/15/2026 (A)	250,000	254,253
United Natural Foods
6.750%, 10/15/2028 (A)	2,000,000	1,680,000

		3,676,700

ENERGY — 2.8%
CQP Holdco
5.500%, 06/15/2031 (A)	1,073,000	1,001,054

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

ENERGY — (continued)
Genesis Energy
8.875%, 04/15/2030	$250,000	$261,555
Global Partners
8.250%, 01/15/2032 (A)	500,000	512,871
7.000%, 08/01/2027	750,000	754,283

		2,529,763

FINANCIALS — 14.4%
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	1,250,000	1,263,250
6.750%, 04/15/2028 (A)	500,000	504,615
Aretec Group
10.000%, 08/15/2030 (A)	750,000	810,017
Bread Financial Holdings
9.750%, 03/15/2029 (A)	750,000	749,092
Burford Capital Global Finance
9.250%, 07/01/2031 (A)	1,790,000	1,866,075
Freedom Mortgage
12.000%, 10/01/2028 (A)	500,000	548,843
6.625%, 01/15/2027 (A)	500,000	480,210
HUB International
7.250%, 06/15/2030 (A)	500,000	514,334
LPL Holdings
4.000%, 03/15/2029 (A)	500,000	460,809
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (A)	1,250,000	1,152,154
5.500%, 08/15/2028 (A)	250,000	237,410
OneMain Finance
9.000%, 01/15/2029	750,000	789,944
PROG Holdings
6.000%, 11/15/2029 (A)	2,000,000	1,826,513
Rithm Capital
6.250%, 10/15/2025 (A)	1,750,000	1,729,543

		12,932,809

HEALTH CARE — 2.6%
Bausch Health
6.125%, 02/01/2027 (A)	250,000	158,190
5.250%, 01/30/2030 (A)	1,000,000	405,755
4.875%, 06/01/2028 (A)	250,000	141,356
Bausch Health Americas
8.500%, 01/31/2027 (A)	446,000	245,300
LifePoint Health
11.000%, 10/15/2030 (A)	125,000	133,009
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	500,000	448,270
Star Parent
9.000%, 10/01/2030 (A)	250,000	262,876
Tenet Healthcare
6.750%, 05/15/2031 (A)	500,000	511,419

		2,306,175

INDUSTRIALS — 14.0%
American Airlines
5.500%, 04/20/2026 (A)	562,500	556,319
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	125,000	123,585

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
January 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIALS — (continued)
BWX Technologies
4.125%, 06/30/2028 (A)	$500,000	$469,410
Cemex
5.200%, 09/17/2030 (A)	250,000	243,584
Clean Harbors
6.375%, 02/01/2031 (A)	125,000	126,633
Covanta Holding
4.875%, 12/01/2029 (A)	1,125,000	971,652
Dycom Industries
4.500%, 04/15/2029 (A)	800,000	746,056
Enviri
5.750%, 07/31/2027 (A)	1,257,000	1,181,608
GFL Environmental
4.375%, 08/15/2029 (A)	250,000	229,281
4.000%, 08/01/2028 (A)	800,000	733,810
ILFC E-Capital Trust I
7.186%, TSFR3M + 1.812%, 12/21/2065 (A)(B)	2,455,000	1,895,825
ILFC E-Capital Trust II
7.436%, TSFR3M + 2.062%, 12/21/2065 (A)(B)	1,000,000	791,883
Interface
5.500%, 12/01/2028 (A)	1,324,000	1,239,052
ITT Holdings
6.500%, 08/01/2029 (A)	1,000,000	874,710
SPX FLOW
8.750%, 04/01/2030 (A)	250,000	246,183
TransDigm
6.750%, 08/15/2028 (A)	500,000	508,181
TransMontaigne Partners
6.125%, 02/15/2026	1,000,000	920,124
Waste Pro USA
5.500%, 02/15/2026 (A)	750,000	726,533

		12,584,429

INFORMATION TECHNOLOGY — 1.5%
Ciena
4.000%, 01/31/2030 (A)	200,000	184,264
Entegris
5.950%, 06/15/2030 (A)	500,000	493,888
Total Play Telecomunicaciones
6.375%, 09/20/2028 (A)	1,500,000	654,750

		1,332,902

MATERIALS — 13.4%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)	1,000,000	810,472
Arsenal AIC Parent
8.000%, 10/01/2030 (A)	250,000	260,766
Avient
7.125%, 08/01/2030 (A)	500,000	512,864
Axalta Coating Systems
3.375%, 02/15/2029 (A)	1,000,000	888,639
Chemours
4.625%, 11/15/2029 (A)	2,000,000	1,737,182

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

MATERIALS — (continued)
Graham Packaging
7.125%, 08/15/2028 (A)	$1,000,000	$892,535
Graphic Packaging International
3.750%, 02/01/2030 (A)	750,000	670,099
Kaiser Aluminum
4.500%, 06/01/2031 (A)	500,000	426,895
LABL
9.500%, 11/01/2028 (A)	375,000	374,028
8.250%, 11/01/2029 (A)	750,000	613,125
5.875%, 11/01/2028 (A)	250,000	223,828
Mativ Holdings
6.875%, 10/01/2026 (A)	1,500,000	1,436,096
Mauser Packaging Solutions Holding
7.875%, 08/15/2026 (A)	1,050,000	1,060,975
Polar US Borrower
6.750%, 05/15/2026 (A)	2,000,000	470,000
TMS International
6.250%, 04/15/2029 (A)	1,500,000	1,290,090
WR Grace Holdings
5.625%, 08/15/2029 (A)	500,000	440,865

		12,108,459

REAL ESTATE — 7.3%
Cushman & Wakefield US Borrower
8.875%, 09/01/2031 (A)	1,000,000	1,043,820
Greystar Real Estate Partners
7.750%, 09/01/2030 (A)	1,000,000	1,051,070
Howard Hughes
4.375%, 02/01/2031 (A)	2,000,000	1,731,208
Iron Mountain
5.625%, 07/15/2032 (A)	250,000	234,779
5.250%, 07/15/2030 (A)	500,000	471,603
4.875%, 09/15/2029 (A)	250,000	233,614
Newmark Group
7.500%, 01/12/2029 (A)	655,000	668,748
Service Properties Trust
8.625%, 11/15/2031 (A)	375,000	397,611
7.500%, 09/15/2025	750,000	761,308

		6,593,761

UTILITIES — 1.3%
Vistra
7.000%, H15T5Y + 5.740%(A)(B)(C)	1,000,000	970,000
Vistra Operations
4.375%, 05/01/2029 (A)	250,000	229,552

		1,199,552

TOTAL CORPORATE OBLIGATIONS (Cost $70,619,257)		66,440,915

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
January 31, 2024 (Unaudited)

REGISTERED INVESTMENT COMPANY — 23.1%

	Shares	Value
Barrow Hanley Floating Rate Fund †	2,107,395	$20,744,982

TOTAL REGISTERED INVESTMENT COMPANY (Cost $20,827,039)		20,744,982

ASSET-BACKED SECURITY — 0.6%

	Face Amount

OTHER ASSET-BACKED SECURITY — 0.6%

Empower CLO, Ser 2023-2A, Cl D
10.714%, , TSFR3M + 5.400%, 07/15/2036 (A)(B)	$500,000	500,989

TOTAL ASSET-BACKED SECURITY (Cost $500,000)		500,989

TOTAL INVESTMENTS— 97.5% (Cost $91,946,296)		$87,686,886

Percentages are based on Net Assets of $89,961,550.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2024, the value of these securities amounted to $62,549,867, representing 69.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

H15T5Y— U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Ser — Series

SPX — Standard & Poor’s 500 Index

TSFR3M — Term Secured Overnight Financing Rate 3 Months

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 1/31/2024	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$24,237,159	$538,531	$(4,499,999)	$5,297	$463,994	$20,744,982	$538,531	$—

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.3%

	Shares	Value

BRAZIL — 5.8%
Dexco	37,297	$58,192
TIM	11,561	40,649
Vibra Energia	15,377	73,868

		172,709

CHINA — 22.8%
Autohome ADR	1,925	48,510
Baidu, Cl A *	5,833	75,521
BOC Hong Kong Holdings	4,447	10,659
China International Capital, Cl H	35,189	41,827
China Mengniu Dairy	19,414	43,016
China Merchants Bank, Cl H	16,000	58,326
China Petroleum & Chemical, Cl H	110,514	57,490
ENN Energy Holdings	5,324	39,631
Focus Media Information Technology, Cl A	32,244	25,399
Great Wall Motor, Cl H	43,155	42,491
Haier Smart Home, Cl H	15,433	43,609
JD.com, Cl A	3,566	40,211
Ping An Insurance Group of China, Cl H	11,989	50,396
Tingyi Cayman Islands Holding	36,990	36,832
Weichai Power, Cl H	19,353	34,167
Xinyi Glass Holdings	29,770	24,680

		672,765

COLOMBIA — 1.0%
Bancolombia ADR	954	30,013

HONG KONG — 4.4%
ASMPT	5,037	48,609
Hang Lung Properties	34,630	40,204
Sino Biopharmaceutical	111,771	40,331

		129,144

HUNGARY — 1.4%
OTP Bank Nyrt	882	40,868

INDIA — 7.4%
Aurobindo Pharma	2,560	35,460
Axis Bank	5,226	67,192
IndusInd Bank	4,058	74,915
UPL	6,351	41,098

		218,665

INDONESIA — 1.7%
Astra International	153,872	49,861

MACAO — 1.5%
Sands China *	17,200	45,146

MALAYSIA — 2.8%
Petronas Chemicals Group	27,878	39,846
Public Bank	45,440	42,124

		81,970

MEXICO — 2.9%
Fibra Uno Administracion ‡	20,501	34,817
Grupo Financiero Banorte, Cl O	4,869	49,509

		84,326

PHILIPPINES — 3.0%
Ayala Land	71,416	43,157
BDO Unibank	17,140	44,124

		87,281

RUSSIA — 0.0%
Alrosa PJSC (A)	12,058	–

COMMON STOCK — (continued)

	Shares	Value

RUSSIA — (continued)
Moscow Exchange MICEX-RTS PJSC (A)	8,812	$–

		–

SOUTH AFRICA — 3.6%
Absa Group	3,491	30,482
Growthpoint Properties ‡	48,443	30,661
Sibanye Stillwater	37,367	45,032

		106,175

SOUTH KOREA — 13.6%
Amorepacific	524	46,222
HL Mando	2,107	55,310
Korea Investment Holdings	1,355	62,216
Shinhan Financial Group	1,761	53,957
SK Hynix	1,312	131,385
SK Telecom	1,404	52,789

		401,879

TAIWAN — 14.7%
Bizlink Holding	13,539	99,638
Cathay Financial Holding	40,754	57,309
Chailease Holding	6,948	38,461
Hiwin Technologies	8,671	60,863
Largan Precision	915	72,546
MediaTek	3,432	105,903

		434,720

THAILAND — 8.1%
Kasikornbank	10,119	34,274
PTT Exploration & Production PCL	20,515	86,580
Siam Cement	3,700	28,163
Thai Beverage PCL	111,965	43,712
Thai Union Group	77,500	33,211
Thai Union Group, Cl F	27,666	11,855

		237,795

UNITED ARAB EMIRATES — 1.6%
First Abu Dhabi Bank PJSC	11,847	47,230

TOTAL COMMON STOCK (Cost $3,053,856)		2,840,547

PREFERRED STOCK — 2.0%

BRAZIL — 2.0%
Banco Bradesco (B)	18,751	58,133

TOTAL PREFERRED STOCK (Cost $51,754)		58,133

TOTAL INVESTMENTS— 98.3% (Cost $3,105,610)		$2,898,680

Percentages are based on Net Assets of $2,950,043.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PCL — Public Company Limited

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

BANK LOAN OBLIGATIONS — 85.0%

	Face Amount	Value

AEROSPACE AND DEFENSE — 2.2%
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.363%, CME Term SOFR + 3.500%, 08/03/2029(A)	$780,174	$770,422
Peraton Corp., Term B Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 02/01/2028(A)	940,412	938,193
TransDigm Inc., Tranche J Term Loan, 1st Lien
8.598%, CME Term SOFR + 3.250%, 02/28/2031(A)	500,000	500,410

		2,209,025

AUTMOTIVE — 0.8%
Clarios Global LP, 2024 Refinancing Term Loan (First Lien)
8.333%, CME Term SOFR + 3.000%, 05/06/2030(A)	788,025	788,025

AUTOMOBILE — 2.1%
Adient US LLC, Tranche B-1 Term Loan 1st Lien
8.720%, CME Term SOFR + 3.250%, 04/10/2028(A)	1,123,063	1,123,670
Tenneco Inc., Term Loan B 1st Lien
10.469%, CME Term SOFR + 5.000%, 11/17/2028(A)	997,184	901,205
10.448%, CME Term SOFR + 5.000%, 11/17/2028(A)	2,816	2,545

		2,027,420

BANKING — 1.6%
Nexus Buyer LLC, Amendment No. 5 Term Loan, 1st Lien
9.833%, CME Term SOFR + 4.500%, 12/13/2028(A)(B)	1,000,000	981,250
Nexus Buyer LLC, Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 11/09/2026(A)	656,304	645,843

		1,627,093

BEVERAGE, FOOD AND TOBACCO — 1.3%
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
10.191%, CME Term SOFR + 4.750%, 10/01/2025(A)	772,126	748,322
Woof Holdings, Inc., Initial Term Loan, 1st Lien
9.360%, CME Term SOFR + 3.750%, 12/21/2027(A)	384,557	311,764

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

BEVERAGE, FOOD AND TOBACCO — (continued)
Woof Holdings, Inc., Term Loan, 2nd Lien
12.669%, CME Term SOFR + 7.250%, 12/21/2028(A)	$395,000	$237,000

		1,297,086

BROADCASTING AND ENTERTAINMENT — 1.9%
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.833%, CME Term SOFR + 4.500%, 01/18/2028(A)	784,075	765,124
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.948%, Syn LIBOR + 2.500%, 04/15/2027(A)	779,846	741,134
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.698%, CME Term SOFR + 3.250%, 01/31/2029(A)	395,000	391,481

		1,897,739

BUILDING AND DEVELOPMENT — 0.9%
Janus International Group, Amendment No.6 Refinancing Term Loan (First Lien)
8.695%, CME Term SOFR + 3.250%, 08/03/2030(A)	498,750	498,376
Walker & Dunlop, Inc., Incremental Term B Loan
8.433%, CME Term SOFR + 3.000%, 12/16/2028(A)	392,038	391,057

		889,433

BUILDINGS AND REAL ESTATE — 1.8%
Potters Industries, LLC, Initial Term Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 12/14/2027(A)	1,152,684	1,154,851
WireCo WorldGroup Inc., 2023 Refinancing Term Loan, 1st Lien
9.068%, CME Term SOFR + 3.750%, 11/13/2028(A)	670,453	669,615

		1,824,466

BUSINESS EQUIPMENT & SERVICES — 0.4%
Emerald X Inc., Initial Term Loan
10.433%, CME Term SOFR + 5.000%, 05/22/2026(A)	393,025	394,499

CHEMICALS, PLASTICS AND RUBBER — 7.3%
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.833%, CME Term SOFR + 3.500%, 08/18/2028(A)	1,496,250	1,489,891
DCG Acquisition Corp., Term Loan B, 1st Lien
9.933%, CME Term SOFR + 4.500%, 09/30/2026(A)	384,557	382,034

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CHEMICALS, PLASTICS AND RUBBER — (continued)
Koppers Inc., Term Loam B
8.940%, CME Term SOFR + 3.500%, 04/10/2030(A)	$1,179,082	$1,182,030
Momentive Performance Materials Inc. Initial Term Loan
9.848%, CME Term SOFR + 4.500%, 03/29/2028(A)	784,075	769,044
Nouryon Finance B.V., Extended Dollar Term Loan, 1st Lien
9.467%, CME Term SOFR + 4.000%, 04/03/2028(A)	1,010,371	1,008,057
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.164%, CME Term SOFR + 4.750%, 10/15/2025(A)	1,209,360	840,505
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
8.717%, CME Term SOFR + 3.250%, 08/02/2028(A)	193,655	192,929
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
9.360%, CME Term SOFR + 3.750%, 09/22/2028(A)	774,620	774,070
Windsor Holdings III
9.848%, CME Term SOFR + 4.500%, 08/01/2030(A)(B)	556,513	556,435

		7,194,995

CONTAINERS, PACKAGING AND GLASS PRODUCTS — 2.0%
Five Star Lower Holding LLC, Initial Term Loan, 1st Lien
9.630%, CME Term SOFR + 4.250%, 05/05/2029(A)	390,063	380,069
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.447%, CME Term SOFR + 3.000%, 08/04/2027(A)	620,774	619,520
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
9.355%, CME Term SOFR + 4.000%, 08/14/2026(A)(B)	283,000	283,275
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
9.197%, CME Term SOFR + 3.750%, 07/31/2026(A)	193,032	192,950
ProAmpac PG Borrower LLC, 2023-1 Term Loan
9.868%, CME Term SOFR + 3.500%, 09/15/2028(A)	165,179	165,283

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CONTAINERS, PACKAGING AND GLASS PRODUCTS — (continued)
ProAmpac PG Borrower LLC, 2023-1 Term Loan, 1st Lien
9.798%, CME TERM SOFR + 4.500%, 09/15/2028(A)	$334,821	$335,032

		1,976,129

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS — 1.0%
Mativ Holdings, Inc., Term B Loan, 1st Lien
9.197%, CME Term SOFR + 3.750%, 04/20/2028(A)	1,025,116	1,022,553

DIVERSIFIED/CONGLOMERATE MANUFACTURING — 1.2%
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
9.081%, CME Term SOFR + 3.500%, 07/30/2027(A)	1,150,466	1,149,983

DIVERSIFIED/CONGLOMERATE SERVICE — 7.9%
BIFM CA Buyer Inc., Initial Term Loan, 1st Lien
8.947%, CME Term SOFR + 3.500%, 06/01/2026(A)	752,651	750,769
DXP Enterprises, Inc., Term Loan B
10.291%, CME Term SOFR + 4.750%, 10/11/2030(A)	788,025	788,025
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.451%, CME Term SOFR + 3.250%, 10/23/2028(A)	776,126	774,426
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.947%, CME Term SOFR + 3.500%, 08/02/2028(A)	753,551	749,783
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
9.574%, CME Term SOFR + 4.000%, 10/29/2027(A)	769,564	767,640
Sharp Midco LLC, Initial Term Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 12/31/2028(A)	776,126	775,156
TMS International Corporation, Term B-5 Loan, 1st Lien
9.587%, CME Term SOFR + 4.250%, 03/02/2030(A)	2,168,986	2,170,352
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.447%, CME Term SOFR + 4.000%, 08/27/2025(A)	567,935	567,731
VT Topco, Inc., Initial Term Loan, 1st Lien
9.583%, CME Term SOFR + 4.250%, 08/09/2030(A)	500,000	501,405

		7,845,287

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

ECOLOGICAL — 0.4%
TMF Sapphire Bidco B.V., Facility B2, 1st Lien
10.330%, CME Term SOFR + 5.000%, 05/03/2028(A)	$395,000	$395,988

EDUCATIONAL SERVICES — 0.4%
Imagine Learning LLC, 1st Lien
0.000%, 12/21/2029(B)	364,804	362,980

ELECTRONICS — 5.1%
Aretec Group, Inc. (fka RCS Captial Corporation) Term B-1 Loan
9.933%, CME Term SOFR + 4.500%, 08/09/2023(A)	498,747	498,263
Ingram Micro Inc., Term Loan B
8.610%, CME Term SOFR + 3.000%, 06/30/2028(A)	287,943	287,344
MH SUB I LLC, 2023 May Incremental Term Loan
9.583%, CME Term SOFR + 4.250%, 05/03/2028(A)	2,559,365	2,503,776
Proofpoint, Inc., Initial Term Loan, 1st Lien
8.697%, CME Term SOFR + 3.250%, 08/31/2028(A)	777,335	771,505
UKG Inc., Initial Term Loan, 1st Lien
9.163%, CME Term SOFR + 3.750%, 05/04/2026(A)	368,750	368,750
Ultra Clean, Term Loan, 1st Lien
9.197%, CME Term SOFR + 3.750%, 08/27/2025(A)	602,764	603,771

		5,033,409

ENERGY — 0.8%
Aegion Corporation, 2024 Replacement Term Loan
9.587%, CME Term SOFR + 4.250%, 05/17/2028(A)	772,586	772,586

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 10.7%
Brown Group Holding, LLC, Incremental Term B-2 Facility, 1st Lien
8.388%, CME Term SOFR + 3.750%, 07/02/2029(A)	98,585	98,190
8.333%, CME Term SOFR + 3.000%, 07/02/2029(A)	83,723	83,388
8.313%, CME Term SOFR + 3.750%, 07/02/2029(A)	207,755	206,924
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 11/03/2028(A)	782,020	772,573
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 1st Lien
9.563%, CME Term SOFR + 4.250%, 03/30/2029(A)	394,158	384,008

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

FINANCE (INCLUDING STRUCTURED PRODUCTS) — (continued)
Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
9.372%, CME Term SOFR + 4.000%, 02/18/2027(A)	$927,621	$879,506
Global IID Parent LLC, Term B Loan, 1st Lien 10.110%, CME Term
SOFR + 4.500%, 12/16/2028(A)	1,548,252	1,468,254
Greystone Select, Term Loan, 1st Lien 10.571%, CME Term
SOFR + 5.000%, 06/16/2028(A)	381,691	379,783
KKR Apple Bidco, LLC, Amendment No. 1 Term Loan, 1st Lien
8.833%, CME Term SOFR + 4.000%, 09/22/2028(A)	783,095	781,678
MSP Law PLLC, Term Loan, 1st Lien
17.500%, 04/08/2025(C)	612,857	612,857
New SK Holdco Sub, LLC, New Term Loan, 1st Lien
13.687%, CME Term SOFR + 8.250%, 06/30/2027(A)	2,434,314	2,420,925
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
9.105%, CME Term SOFR + 3.750%, 07/31/2028(A)	1,005,803	999,517
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
8.926%, CME Term SOFR + 3.500%, 05/30/2025(A)	1,555,287	1,457,117

		10,544,720

FINANCIAL INTERMEDIARIES — 1.3%
Fleetpride, Inc., 2023 Incremental Term Loan
9.833%, CME Term SOFR + 4.500%, 09/29/2024(A)	498,750	498,127
Jane Street Group, LLC, 2024 Repricing Term Loan
7.949%, CME Term SOFR + 2.500%, 01/26/2028(A)	757,975	754,503

		1,252,630

FOOD SERVICE — 0.3%
Aspire Bakeries Holdings, LLC, Initial Term Loan
9.587%, CME Term SOFR + 4.250%, 12/23/2030(A)	336,147	336,359

HEALTH CARE — 1.5%
LifePoint Health, Inc., (fka Regionalcare Hospital Partners Holdings, Inc.) - 2023 Refinancing Term Loan
11.087%, CME Term SOFR + 5.500%, 11/16/2028(A)	1,497,039	1,492,833

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HEALTHCARE, EDUCATION AND CHILDCARE — 4.8%
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 05/10/2028(A)	$772,126	$769,231
Charlotte Buyer, Inc., Initial Term Loan B, 1st Lien
10.586%, CME Term SOFR + 5.250%, 02/11/2028(A)	785,055	785,408
KUEHG Corp (fka KC MergerSub, Inc.), Initial Term Loan
10.348%, CME Term SOFR + 5.000%, 06/12/2030(A)	197,006	196,933
MED ParentCo, LP, Initial Term Loan, 1st Lien
9.697%, CME Term SOFR + 4.250%, 08/31/2026(A)	779,820	768,403
Star Parent, Inc., Term Loan
9.348%, CME Term SOFR + 4.000%, 09/27/2030(A)	500,000	487,855
Summit Behavioral Healthcare, LLC, Initial Term Loan, 1st Lien
10.400%, CME Term SOFR + 4.750%, 11/24/2028(A)	776,126	774,185
WCG Purchaser Corp., Initial Term Loan, 1st Lien
9.447%, CME Term SOFR + 4.000%, 01/08/2027(A)	640,493	638,097
Zest Acquisition Corp., Term B-1 Loan, 1st Lien
10.183%, CME Term SOFR + 5.500%, 02/08/2028(A)	351,450	343,543

		4,763,655

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER PRODUCTS — 0.8%
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
8.697%, CME Term SOFR + 3.250%, 09/24/2028(A)	769,167	769,097

HOTELS, MOTELS, INNS AND GAMING — 0.8%
BRE/Everbright M6 Borrower LLC, Initial Term Loan, 1st Lien
10.436%, CME Term SOFR + 5.000%, 09/09/2026(A)	619,706	618,157
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.580%, CME Term SOFR + 3.500%, 04/04/2029(A)	195,030	193,263

		811,420

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIAL EQUIPTMENT — 1.3%
DS Parent Term Loan B 1st Lien
0.000%, 12/13/2030(B)	$1,000,000	$975,000
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.250%, 03/31/2028(A)	283,970	279,072

		1,254,072

INSURANCE — 1.2%
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.697%, CME Term SOFR + 5.250%, 01/20/2029(A)	790,000	747,782
Hub International Limited, 2023 Refinancing Term Loan, 1st Lien
9.587%, CME Term SOFR + 4.250%, 06/20/2030(A)	394,013	393,973

		1,141,755

MACHINERY — 0.4%
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan, 2nd Lien
11.610%, CME Term SOFR + 6.000%, 05/21/2029(A)	395,000	386,112

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 6.7%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.934%, CME Term SOFR + 3.500%, 10/08/2027(A)	68,374	68,260
8.927%, CME Term SOFR + 3.500%, 10/08/2027(A)	998,261	996,593
AZZ Inc., Initial Term Loan, 1st Lien
9.083%, CME Term SOFR + 4.250%, 05/13/2029(A)	938,675	939,455
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
8.947%, CME Term SOFR + 3.500%, 10/21/2028(A)	1,351,221	1,349,870
Filtration Group Corporation, 2023 Extended Dollar Term Loan
9.697%, CME Term SOFR + 4.250%, 10/21/2028(A)	196,019	196,105
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
8.333%, CME Term SOFR + 3.500%, 11/16/2029(A)	780,125	780,125
Indicor, LLC, Tranche B Dollar Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 11/22/2029(A)	784,085	784,155
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
9.470%, CME Term SOFR + 4.000%, 08/31/2028(A)	773,911	774,677

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — (continued)
SPX Flow, Inc., Term Loan, 1st Lien
9.933%, CME Term SOFR + 4.500%, 04/05/2029(A)	$688,416	$687,673

		6,576,913

MINING, STEEL, IRON AND NONPRECIOUS METALS — 0.5%
Arsenal AIC Parent LLC, Term Loan B
9.833%, CME Term SOFR + 4.500%, 08/18/2030(A)	498,750	498,127

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — 2.3%
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 12/21/2028(A)	778,619	779,717
Hanesbrands Inc., Initial Tranche B Term Loan, 1st Lien
9.083%, CME Term SOFR + 3.750%, 03/08/2030(A)	784,075	779,174
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.948%, CME Term SOFR + 3.750%, 10/01/2026(A)	764,252	764,145

		2,323,036

PERSONAL TRANSPORTATION — 1.6%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.329%, CME Term SOFR + 4.750%, 04/20/2028(A)	1,007,250	1,030,608
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.770%, CME Term SOFR + 5.250%, 06/21/2027(A)	552,632	568,923

		1,599,531

PRINTING, PUBLISHING AND BROADCASTING — 4.3%
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.433%, CME Term SOFR + 5.000%, 10/29/2028(A)	774,620	734,216
Magnite, Inc., Initial Term Loan, 1st Lien
10.929%, CME Term SOFR + 5.000%, 04/28/2028(A)	156,229	156,229
10.650%, CME Term SOFR + 5.000%, 04/28/2028(A)	156,229	156,229

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

PRINTING, PUBLISHING AND BROADCASTING — (continued)
10.447%, CME Term SOFR + 5.000%, 04/28/2028(A)	$841,992	$841,991
Magnite, Inc., Term Loan B
10.929%, CME Term SOFR + 4.500%, 01/31/2031(A)(B)	1,625,000	1,608,750
Taboola, Inc., Tranche B Term Loan
9.447%, CME Term SOFR + 4.000%, 09/01/2028(A)	759,999	758,099

		4,255,514

RETAIL STORES — 5.9%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 05/12/2028(A)	751,163	741,308
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan, 1st Lien
9.333%, CME Term SOFR + 4.000%, 12/11/2028(A)	2,063,701	2,061,555
Chefs’ Warehouse, Inc., The, 2022 Term Loan, 1st Lien
10.183%, CME Term SOFR + 4.750%, 08/23/2029(A)	363,729	363,049
Pet IQ, Term Loan, 1st Lien 10.167%, CME Term
SOFR + 4.250%, 04/13/2028(A)	770,620	760,988
PetSmart LLC, Initial Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 02/11/2028(A)	770,621	766,128
Upbound Group, Inc., Initial Term Loan (2021), 1st Lien
8.952%, CME Term SOFR + 3.250%, 02/17/2028(A)	730,487	728,887
Victoria’s Secret & Co., Initial Term Loan, 1st Lien
8.888%, CME Term SOFR + 3.250%, 08/02/2028(A)	386,063	384,936

		5,806,851

SURFACE TRANSPORT — 0.4%
Kenan Advantage Group, Inc., U.S. Term B-3 Loan
9.086%, CXME Term SOFR + 3.750%, 01/25/2029(A)	380,873	380,397

TELECOMMUNICATIONS — 0.8%
Frontier Communications Holdings, LLC, TLB, 1st Lien
9.197%, CME Term SOFR + 3.750%, 10/08/2027(A)	768,127	757,404

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

UTILITIES — 0.3%
Del Monte Foods, Inc., Initial Term Loan, 1st Lien
11.750%, CME Term SOFR + 4.250%, 05/16/2029(A)	$890	$791
9.683%, CME Term SOFR + 4.250%, 05/16/2029(A)	351,441	312,343

		313,134

TOTAL BANK LOAN OBLIGATIONS (Cost $83,906,501)		83,972,256

CORPORATE OBLIGATIONS — 12.0%

COMMUNICATION SERVICES — 2.2%
CCO Holdings
4.750%, 03/01/2030 (D)	1,185,000	1,053,000
CSC Holdings
4.125%, 12/01/2030 (D)	1,580,000	1,141,550

		2,194,550

FINANCIALS — 2.4%
Alliant Holdings Intermediate
7.000%, 01/15/2031 (D)	750,000	757,950
Burford Capital Global Finance
9.250%, 07/01/2031 (D)	1,185,000	1,235,362
Ken Garff Automotive
4.875%, 09/15/2028 (D)	395,000	369,353

		2,362,665

HEALTH CARE — 0.4%
Bausch Health
5.250%, 01/30/2030 (D)	790,000	320,546
Bausch Health Americas
8.500%, 01/31/2027 (D)	115,000	63,250

		383,796

INDUSTRIALS — 4.2%
AerCap Global Aviation Trust
6.500%, TSFR3M + 4.562%, 06/15/2045 (A)(D)	790,000	785,056
Enviri
5.750%, 07/31/2027 (D)	592,000	556,493
GFL Environmental
6.750%, 01/15/2031 (D)	500,000	511,389
ILFC E-Capital Trust I
7.186%, TSFR3M + 1.812%, 12/21/2065 (A)(D)	1,343,000	1,037,105
ILFC E-Capital Trust II
7.436%, TSFR3M + 2.062%, 12/21/2065 (A)(D)	1,102,000	872,655
Waste Pro USA
5.500%, 02/15/2026 (D)	395,000	382,641

		4,145,339

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

MATERIALS — 2.8%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (D)	$500,000	$405,236
Avient
7.125%, 08/01/2030 (D)	395,000	405,163
Chemours
4.625%, 11/15/2029 (D)	1,185,000	1,029,280
Graham Packaging
7.125%, 08/15/2028 (D)	500,000	446,268
Mauser Packaging Solutions Holding
7.875%, 08/15/2026 (D)	319,000	322,334
TMS International
6.250%, 04/15/2029 (D)	115,000	98,907

		2,707,188

TOTAL CORPORATE OBLIGATIONS (Cost $12,200,746)		11,793,538

ASSET-BACKED SECURITIES — 1.0%

OTHER ASSET-BACKED SECURITIES — 1.0%

Empower CLO, Ser 2023-2A, Cl D
10.714%, , TSFR3M + 5.400%, 07/15/2036 (A)(D)	500,000	500,989
Madison Park Funding XVIII, Ser 2017-18A, Cl DR
8.529%, , TSFR3M + 3.212%, 10/21/2030 (A)(D)	500,000	490,915

		991,904

TOTAL ASSET-BACKED SECURITIES (Cost $958,332)		991,904

WARRANT — 0.0%

	Number of Warrants
Service King#(C) Strike Price $–	2,554	1,277

TOTAL WARRANT (Cost $—)		1,277

TOTAL INVESTMENTS—98.0% (Cost $97,065,579)		$96,758,975

Percentages are based on Net Assets of $98,769,495.
#	Expiration date not available.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2024 (Unaudited)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2024, the value of these securities amounted to $12,785,442, representing 12.9% of the Net Assets of the Fund.

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP— Limited Partnership

Ltd. — Limited

Ser — Series

SOFR — Secured Overnight Financing Rate

SPX — Standard & Poor’s 500 Index

TSFR3M — Term Secured Overnight Financing Rate 3 Months

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
INTERNATIONAL VALUE FUND
January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.6%

	Shares	Value

CANADA — 4.8%
Enbridge	52,000	$1,846,465
Suncor Energy	36,480	1,207,996

		3,054,461

CHINA — 1.9%
BOC Hong Kong Holdings	509,500	1,221,167

FINLAND — 3.3%
Fortum	43,162	590,028
Stora Enso, Cl R	61,299	780,013
Valmet	24,686	698,703

		2,068,744

FRANCE — 6.5%
Accor	18,931	747,649
Arkema	10,825	1,178,112
Cie Generale des Etablissements Michelin	38,557	1,280,190
Thales	6,338	926,955

		4,132,906

GERMANY — 8.3%
BASF	28,890	1,381,052
Continental	15,161	1,238,507
Deutsche Post	19,426	930,388
GEA Group	16,592	664,491
Rheinmetall	3,103	1,086,575

		5,301,013

HONG KONG — 4.1%
AIA Group	115,000	901,878
CLP Holdings	140,000	1,113,482
Link REIT ‡	121,147	607,635

		2,622,995

ITALY — 3.3%
Azimut Holding	30,881	860,919
Enel	177,194	1,209,057

		2,069,976

JAPAN — 20.2%
Asahi Group Holdings	30,000	1,115,039
Honda Motor	102,600	1,146,869
Koito Manufacturing	73,400	1,123,702
Komatsu	39,300	1,118,083
Makita	51,000	1,372,665
MINEBEA MITSUMI	66,900	1,382,837
Mitsubishi Electric	43,600	647,037
Nabtesco	55,767	1,071,893
NSK	186,900	1,018,908
Olympus	74,500	1,102,873
Tosoh	60,000	773,679
TOTO	34,700	939,166

		12,812,751

NETHERLANDS — 5.1%
Akzo Nobel	16,184	1,243,128
Euronext	11,245	989,074
Randstad	17,361	987,147

		3,219,349

NORWAY — 4.0%
Aker BP	54,407	1,444,049
Equinor	38,757	1,109,112

		2,553,161

SINGAPORE — 2.0%
United Overseas Bank	61,900	1,304,762

COMMON STOCK — (continued)

	Shares	Value

SOUTH AFRICA — 1.2%
Sibanye Stillwater	609,441	$734,461

SOUTH KOREA — 1.3%
SK Hynix	8,093	810,439

SWEDEN — 8.3%
Boliden	32,987	875,563
Electrolux, Cl B *	92,065	861,178
Elekta, Cl B	125,060	943,667
Getinge, Cl B	54,873	1,173,027
SKF, Cl B	73,888	1,455,973

		5,309,408

SWITZERLAND — 3.7%
Barry Callebaut	462	674,801
Julius Baer Group	30,685	1,670,535

		2,345,336

UNITED KINGDOM — 17.6%
Associated British Foods PLC	45,059	1,334,617
BAE Systems PLC	70,819	1,054,952
Centrica PLC	483,816	846,702
CK Hutchison Holdings PLC	219,000	1,131,096
DS Smith PLC	296,333	1,056,602
Entain PLC	64,763	788,838
Legal & General Group PLC	511,268	1,644,463
Persimmon PLC	61,886	1,139,822
Smith & Nephew PLC	91,182	1,275,179
St. James’s Place PLC	115,247	948,748

		11,221,019

TOTAL COMMON STOCK (Cost $59,456,852)		60,781,948

PREFERRED STOCK — 3.8%

GERMANY — 3.8%
Dr Ing hc F Porsche (A)	9,429	800,537
Henkel & KGaA (A)	20,882	1,600,776

		2,401,313

TOTAL PREFERRED STOCK (Cost $2,403,880)		2,401,313

TOTAL INVESTMENTS—99.4% (Cost $61,860,732)		$63,183,261

Percentages are based on Net Assets of $63,578,015.
‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)	There is currently no rate available.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 42.3%

	Face Amount	Value

AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.4%
GNMA, Ser 2023-111, Cl PH
5.000%, 05/20/2053	$704,510	$705,950

AGENCY MORTGAGE BACKED SECURITIES — 41.3%
FHLMC
6.000%, 03/01/2053 to 10/01/2053	3,592,324	3,653,184
5.500%, 09/01/2053	704,502	716,082
5.000%, 11/01/2052	3,208,399	3,170,817
4.500%, 05/01/2053	2,244,574	2,170,463
4.000%, 06/01/2042 to 04/01/2048	1,415,763	1,354,398
3.500%, 09/01/2028 to 01/01/2048	493,605	459,690
3.000%, 11/01/2032 to 04/01/2047	409,818	366,119
2.500%, 06/01/2035 to 05/01/2052	2,540,864	2,219,644
2.000%, 09/01/2050 to 02/01/2052	1,220,532	991,412
FNMA
6.000%, 01/01/2054	1,730,000	1,765,416
5.500%, 12/01/2035	4,796	4,933
5.000%, 05/01/2040 to 06/01/2053	4,319,049	4,286,241
4.500%, 04/01/2034 to 06/01/2053	3,474,439	3,391,534
4.000%, 11/01/2044 to 09/01/2052	5,530,479	5,223,096
3.500%, 06/01/2037 to 05/01/2052	2,598,995	2,405,617
3.000%, 10/01/2034 to 07/01/2052	5,811,822	5,136,995
2.500%, 11/01/2041 to 02/01/2052	8,275,264	7,017,835
2.000%, 11/01/2035 to 01/01/2052	7,460,894	6,111,652
GNMA
5.500%, 07/20/2053	2,716,712	2,734,265
5.000%, 10/15/2039 to 04/20/2053	2,870,866	2,856,776
4.500%, 02/20/2050 to 09/20/2052	821,276	800,433
4.000%, 12/20/2047 to 03/20/2052	1,825,809	1,734,767
3.500%, 09/15/2041 to 01/20/2052	383,799	357,482
3.000%, 06/20/2051 to 06/20/2053	6,828,997	6,109,257
2.500%, 04/20/2050 to 04/20/2052	3,033,464	2,624,357

		67,662,465

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.148%, TSFR1M + 0.814%, 09/15/2036 (A)(B)	250,000	246,641

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Cold Storage Trust, Ser ICE5, Cl A
6.354%, TSFR1M + 1.014%, 11/15/2037 (A)(B)	$201,513	$200,884

		447,525

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.1%
Seasoned Loans Structured Transaction Trust, Ser 2020- 3, Cl A1C
2.000%, 11/25/2030	133,049	119,706

OTHER MORTGAGE BACKED SECURITY — 0.2%
Taco Bell Funding, Ser 2021- 1A, Cl A2II
2.294%, 08/25/2051 (A)	176,850	153,475
Wendy’s Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	175,484	153,038

		306,513

TOTAL MORTGAGE-BACKED SECURITIES (Cost $68,493,814)		69,242,159

CORPORATE OBLIGATIONS — 36.6%

COMMUNICATION SERVICES — 4.1%
AT&T
3.800%, 12/01/2057	500,000	368,141
3.650%, 09/15/2059	935,000	659,917
2.550%, 12/01/2033	695,000	563,837
2.250%, 02/01/2032	320,000	263,134
Charter Communications Operating
6.484%, 10/23/2045	1,116,000	1,073,263
5.750%, 04/01/2048	370,000	322,579
4.800%, 03/01/2050	325,000	248,107
4.400%, 12/01/2061	740,000	497,458
3.700%, 04/01/2051	1,155,000	736,964
Rogers Communications
4.300%, 02/15/2048	1,058,000	885,864
Warnermedia Holdings
5.050%, 03/15/2042	1,185,000	1,050,394

		6,669,658

CONSUMER DISCRETIONARY — 3.2%
Bayer US Finance
6.125%, 11/21/2026 (A)	585,000	593,812
Bayer US Finance II
4.250%, 12/15/2025 (A)	645,000	630,159
Ford Motor Credit
5.125%, 06/16/2025	460,000	456,000
4.134%, 08/04/2025	460,000	449,357
3.375%, 11/13/2025	405,000	388,693
Hyundai Capital America
5.250%, 01/08/2027 (A)	2,265,000	2,282,837

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY — (continued)
Nissan Motor
4.810%, 09/17/2030 (A)	$400,000	$374,008

		5,174,866

CONSUMER STAPLES — 1.5%
Philip Morris International
5.625%, 09/07/2033	400,000	414,657
5.375%, 02/15/2033	1,930,000	1,969,751
Reynolds American
5.700%, 08/15/2035	150,000	147,051

		2,531,459

ENERGY — 2.2%
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (B)	500,000	517,410
7.500%, 07/01/2038	280,000	325,868
Hess
7.300%, 08/15/2031	1,805,000	2,085,857
Kinder Morgan Energy Partners
5.400%, 09/01/2044	75,000	70,290
ONEOK Partners
6.850%, 10/15/2037	110,000	120,388
Targa Resources
4.200%, 02/01/2033	475,000	434,821

		3,554,634

FINANCIALS — 12.6%
Bank of America
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	425,000	354,309
2.482%, H15T5Y + 1.200%, 09/21/2036 (B)	180,000	144,458
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	855,000	701,942
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(C)	2,000,000	2,059,886
7.119%, SOFRRATE + 3.570%, 06/27/2034 (B)	855,000	903,166
6.224%, SOFRRATE + 2.980%, 05/09/2034 (B)	505,000	520,105
3.811%, H15T1Y + 1.700%, 03/10/2042 (B)	235,000	178,511
2.894%, H15T1Y + 1.300%, 11/24/2032 (B)	1,610,000	1,329,216
Citigroup
1.281%, SOFRRATE + 0.528%, 11/03/2025 (B)	225,000	217,340
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (B)	190,000	196,787
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	660,000	693,556
3.729%, SOFRRATE + 2.757%, 01/14/2032 (B)	260,000	218,281
3.035%, SOFRRATE + 1.718%, 05/28/2032 (B)	315,000	263,672
2.552%, SOFRRATE + 1.318%, 01/07/2028 (B)	220,000	202,178

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)
Fidelity National Financial
3.200%, 09/17/2051	$155,000	$99,785
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	125,000	113,810
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	655,000	597,533
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	735,000	680,205
Intesa Sanpaolo
4.198%, H15T1Y + 2.600%, 06/01/2032 (A)(B)	460,000	380,939
JPMorgan Chase
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	345,000	333,606
Macquarie Group MTN
2.871%, SOFRRATE + 1.532%, 01/14/2033 (A)(B)	965,000	797,936
Markel Group
5.000%, 05/20/2049	765,000	704,670
3.450%, 05/07/2052	915,000	644,624
Mitsubishi UFJ Financial Group
2.852%, H15T1Y + 1.100%, 01/19/2033 (B)	400,000	341,725
2.309%, H15T1Y + 0.950%, 07/20/2032 (B)	455,000	377,990
2.193%, 02/25/2025	315,000	305,336
Moody’s
2.550%, 08/18/2060	75,000	42,562
Morgan Stanley MTN
3.591%, US0003M + 1.340%, 07/22/2028 (B)	620,000	592,644
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	365,000	299,263
0.864%, SOFRRATE + 0.745%, 10/21/2025 (B)	610,000	589,291
NatWest Group
3.754%, H15T5Y + 2.100%, 11/01/2029 (B)	1,695,000	1,662,380
PNC Financial Services Group
3.400%, H15T5Y + 2.595%(B)(C)	180,000	154,945
State Street
2.354%, SOFRRATE + 0.940%, 11/01/2025 (B)	495,000	483,938
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(C)	1,000,000	1,069,689
9.250%, H15T5Y + 4.758%(A)(B)(C)	1,000,000	1,089,411
6.246%, H15T1Y + 1.800%, 09/22/2029 (A)(B)	200,000	208,417
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(B)	1,295,000	1,111,900

		20,666,006

INDUSTRIALS — 1.3%
AerCap Ireland Capital DAC
3.400%, 10/29/2033	665,000	561,731

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIALS — (continued)
3.300%, 01/30/2032	$1,230,000	$1,054,259
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	81,014	71,591
Quanta Services
3.050%, 10/01/2041	150,000	107,063
2.900%, 10/01/2030	360,000	315,773

		2,110,417

INFORMATION TECHNOLOGY — 1.1%
Dell International
3.450%, 12/15/2051	60,000	43,044
Sprint Capital
8.750%, 03/15/2032	400,000	490,305
VMware
2.200%, 08/15/2031	1,525,000	1,259,371

		1,792,720

MATERIALS — 0.1%
EIDP
1.700%, 07/15/2025	150,000	143,109

REAL ESTATE — 1.4%
Alexandria Real Estate Equities
1.875%, 02/01/2033	350,000	269,202
American Tower
2.300%, 09/15/2031	540,000	446,710
Crown Castle
1.050%, 07/15/2026	1,445,000	1,310,956
TELUS
3.400%, 05/13/2032	335,000	297,926

		2,324,794

UTILITIES — 9.1%
American Electric Power
2.031%, 03/15/2024	205,000	204,040
Appalachian Power
4.500%, 03/01/2049	1,550,000	1,299,171
Arizona Public Service
2.650%, 09/15/2050	90,000	55,279
BAT Capital
7.081%, 08/02/2053	590,000	626,097
2.259%, 03/25/2028	480,000	430,854
Consumers Energy
2.500%, 05/01/2060	67,000	39,448
DTE Energy
1.050%, 06/01/2025	620,000	587,066
Duke Energy Carolinas
6.050%, 04/15/2038	355,000	383,893
6.000%, 01/15/2038	125,000	134,293
Duke Energy Progress
4.150%, 12/01/2044	465,000	393,933
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	360,000	289,924
Electricite de France
6.900%, 05/23/2053 (A)	1,470,000	1,647,305

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

UTILITIES — (continued)
5.000%, 09/21/2048 (A)	$1,215,000	$1,103,907
4.750%, 10/13/2035 (A)	670,000	630,666
Entergy
2.800%, 06/15/2030	295,000	259,106
Entergy Arkansas
3.350%, 06/15/2052	145,000	103,422
Entergy Louisiana
4.000%, 03/15/2033	380,000	353,983
Florida Power & Light
3.950%, 03/01/2048	125,000	104,556
Kentucky Utilities
3.300%, 06/01/2050	160,000	114,859
National Fuel Gas
3.950%, 09/15/2027	135,000	129,588
National Grid
5.809%, 06/12/2033	1,755,000	1,826,778
National Rural Utilities Cooperative Finance
5.450%, 10/30/2025	195,000	197,078
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	360,000	349,083
NiSource
5.250%, 03/30/2028	825,000	841,520
PacifiCorp
5.500%, 05/15/2054	1,110,000	1,072,269
Sempra
3.300%, 04/01/2025	630,000	616,078
Sempra Global
3.250%, 01/15/2032 (A)	420,000	345,375
Vistra Operations
5.125%, 05/13/2025 (A)	805,000	798,486

		14,938,057

TOTAL CORPORATE OBLIGATIONS (Cost $57,454,511)		59,905,720

U.S. TREASURY OBLIGATIONS — 16.2%

U.S. Treasury Bonds
3.875%, 02/15/2043	5,380,000	5,064,555
3.625%, 02/15/2053	860,000	772,119
U.S. Treasury Notes
3.625%, 05/31/2028	565,000	558,820
3.500%, 02/15/2033	7,165,000	6,921,222
1.500%, 02/15/2030	8,680,000	7,565,501
1.250%, 08/31/2024	1,165,000	1,139,516
1.125%, 02/28/2025	4,615,000	4,444,101

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,492,712)		26,465,834

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — 3.3%

	Face Amount	Value

AUTOMOTIVE — 2.5%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, , 11/15/2026	$139,367	$137,585
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl A3
0.340%, , 12/18/2026	82,167	81,478
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, , 04/18/2028	235,000	232,992
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, , 10/19/2026	192,777	193,037
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, , 09/25/2026	940,000	952,763
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, , 08/25/2026	73,160	72,015
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, , 11/16/2026	195,000	195,224
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, , 05/15/2025	89,682	89,360
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, , 05/15/2034 (A)	205,000	188,244
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, , 02/15/2028	260,000	258,801
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, , 03/20/2025	143,547	142,855
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, , 06/12/2034 (A)	155,000	141,615
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, , 05/15/2026	576,233	562,820
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, , 11/15/2027	270,000	270,748
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, , 05/25/2033 (A)	215,000	204,883
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, , 06/25/2036 (A)	100,000	101,050
Toyota Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.230%, , 06/15/2026	100,158	97,635

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

AUTOMOTIVE — (continued)
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, , 06/22/2026	$92,409	$90,075

		4,013,180

OTHER ASSET-BACKED SECURITIES — 0.8%

CNH Equipment Trust, Ser 2021-A, Cl A3
0.400%, , 12/15/2025	58,709	57,829
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, , 08/15/2028	235,000	235,010
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, , 09/16/2026	213,531	208,970
John Deere Owner Trust, Ser 2022-B, Cl A3
3.740%, , 02/16/2027	215,000	211,930
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, , 10/20/2061 (A)	235,000	206,734
PSNH Funding 3, Ser 2018-1, Cl A1
3.094%, , 02/01/2026	13,190	13,188
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, , 05/20/2027	365,000	359,333

		1,292,994

TOTAL ASSET-BACKED SECURITIES (Cost $5,308,472)		5,306,174

SOVEREIGN BONDS — 0.6%

MEXICO — 0.5%
Mexico Government International Bond
6.400%, 05/07/2054	435,000	437,928
6.000%, 05/07/2036	435,000	443,032

		880,960

PANAMA — 0.1%
Panama Government International Bond
3.160%, 01/23/2030	120,000	100,303

TOTAL SOVEREIGN BONDS (Cost $980,079)		981,263

TOTAL INVESTMENTS— 99.0% (Cost $157,729,588)		$161,901,150

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2024 (Unaudited)

Percentages are based on Net Assets of $163,602,315.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2024, the value of these securities amounted to $14,661,411, representing 9.0% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value

COMMUNICATION SERVICES — 5.8%
Alphabet, Cl C *	10,640	$1,508,752
Comcast, Cl A	26,946	1,254,067
Electronic Arts	9,766	1,343,606
T-Mobile US	6,973	1,124,257

		5,230,682

CONSUMER DISCRETIONARY — 8.8%
Aptiv PLC *	12,786	1,039,885
Aramark	42,151	1,225,751
AutoNation *	3,260	455,291
Las Vegas Sands	29,077	1,422,447
Lithia Motors, Cl A	2,929	863,616
SeaWorld Entertainment *	9,034	446,280
SharkNinja	22,544	1,053,256
Wynn Resorts	14,538	1,372,823

		7,879,349

CONSUMER STAPLES — 2.7%
Keurig Dr Pepper	39,717	1,248,703
Philip Morris International	12,979	1,179,142

		2,427,845

ENERGY — 8.0%
Enbridge	22,469	797,649
Halliburton	33,546	1,195,915
Hess	9,510	1,336,441
Phillips 66	10,013	1,444,976
Pioneer Natural Resources	6,493	1,492,286
Plains GP Holdings, Cl A	55,904	904,527

		7,171,794

FINANCIALS — 15.1%
Allstate	8,225	1,276,931
American Express	4,484	900,118
American International Group	17,500	1,216,425
Axis Capital Holdings	14,751	877,980
Berkshire Hathaway, Cl B *	3,233	1,240,632
Chubb	4,671	1,144,395
Fidelity National Information Services	20,926	1,302,853
Jefferies Financial Group	35,111	1,431,124
M&T Bank	6,644	917,536
US Bancorp	24,279	1,008,550
Wells Fargo	17,069	856,522
Willis Towers Watson PLC	5,499	1,354,404

		13,527,470

HEALTH CARE — 9.5%
Avantor *	58,515	1,345,260
Elevance Health	2,428	1,198,072
Humana	1,800	680,508
LivaNova PLC *	12,047	586,448
Medtronic PLC	12,800	1,120,512
Merck	10,314	1,245,725
Smith & Nephew ADR	31,180	873,975
UnitedHealth Group	2,761	1,412,914

		8,463,414

INDUSTRIALS — 16.9%
AECOM	13,748	1,212,436

COMMON STOCK — (continued)

	Shares	Value

INDUSTRIALS — (continued)
AerCap Holdings *	19,041	$1,457,779
BWX Technologies	21,360	1,740,413
CACI International, Cl A *	3,821	1,313,392
Jacobs Solutions	4,236	570,886
JB Hunt Transport Services	6,338	1,273,811
MDU Resources Group	36,783	717,636
Stanley Black & Decker	9,643	899,692
U-Haul Holding, Cl B	14,846	948,214
Vertiv Holdings, Cl A	72,451	4,081,165
Vestis	40,472	866,101

		15,081,525

INFORMATION TECHNOLOGY — 10.9%
Broadcom	2,480	2,926,400
Cognizant Technology Solutions, Cl A	17,233	1,329,009
Microchip Technology	13,222	1,126,250
Oracle	15,141	1,691,250
QUALCOMM	10,366	1,539,455
Skyworks Solutions	10,523	1,099,232

		9,711,596

MATERIALS — 8.9%
Air Products and Chemicals	4,876	1,246,842
Axalta Coating Systems *	43,592	1,413,253
CRH	29,284	2,101,420
DuPont de Nemours	10,537	651,186
Element Solutions	53,637	1,192,350
Knife River *	20,923	1,370,231

		7,975,282

REAL ESTATE — 5.4%
COPT Defense Properties ‡	4,015	94,593
CubeSmart ‡	27,565	1,191,359
Howard Hughes Holdings *	10,375	830,830
Public Storage ‡	3,982	1,127,663
VICI Properties, Cl A ‡	53,363	1,607,294

		4,851,739

UTILITIES — 4.9%
CenterPoint Energy	37,335	1,043,140
Entergy	12,741	1,271,042
Exelon	29,392	1,023,135
Pinnacle West Capital	15,881	1,094,201

		4,431,518

TOTAL COMMON STOCK (Cost $66,840,516)		86,752,214

TOTAL INVESTMENTS— 96.9% (Cost $66,840,516)		$86,752,214

Percentages are based on Net Assets of $89,483,791.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

PBH-QH-001- 0500